FORM N-SAR

                                SEMI-ANNUAL REPORT

                        FOR REGISTERED INVESTMENT COMPANIES


Report for fiscal year ending: 12/31/2002

Is this a transition report?  N

Is this an amendment to a previous filing? N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.      A.     Registrant Name: Variable Annuity - 1 Series Account
        B.     File Number: 811-08183
        C.     Telephone Number: 518-437-1816

2.      A.     Street:   125 Wolf Road
        B.     City:     Albany
        C.     State     New York
        D.     Zip Code: 12205
        E.     Foreign Country:

3.       Is this the first filing on this form by Registrant?           N

4.       Is this the last filing on this form by Registrant?            N

5.       Is Registrant a small a business investment company (SBIC)?    N
                (If yes, complete only 89-110)

6.       Is Registrant a unit investment trust (UIT)?                   Y
                (If yes, complete only 111 through 132)

111.     A.     First Great-West Life & Annuity Insurance Company
         B.     333-25269
         C.     Albany, New York 12205

112.

113.

114.     A. Charles Schwab & Co., Inc.
         B. 8-016514
         C. San Francisco, CA 94104

115.     A. Deloitte & Touche, LLP
         B. Denver, CO 80202

116.     A. N
         B.

117.     A. Y
         B. Y
         C. N
         D. N
         E. N

118.     1

119.     0

120.

121.     1

122.     1

123.     $ 14,854

124.

125.     $0

126.     $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                           Number of Total Assets Total Income
                                             Series    ($000's    Distributions
                                           Investing    omitted)  ($000's
                                                                   omitted)
A. U.S. Treasury direct issue                         $            $
B. U.S. Government agency                             $            $
C. State and municipal tax-free                       $            $
D. Public utility debt                                $            $
E. Brokers or dealers debt or
   debt of brokers' or dealers' parent                $            $
F. All other corporate intermed. &
   long-term debt                                     $            $
G. All other corporate short term debt                $            $
H. Equity securities of brokers or
   dealers or parents of brokers or dealers           $            $
I. Investment company equity securities               $            $

J. All other equity securities                  1     $31,222      $
K. Other securities                                   $            $
L. Total assets of all series of registrant     1     $31,222      $



128. N(if answer is N, skip to #131)


131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted): $319

132.

133.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village    State:  Colorado      Date: February 26, 2003

Name of Registrant, Depositor, or Trustee: Variable Annuity - 1 Series Account


By:    /s/ Beverly A. Byrne           Witness:  /s/ Phillip C. Hall
Beverly A. Byrne                      Phillip C. Hall
Vice President, Counsel               Legal Assistant I
and Secretary